Compensation Plans - Summary of Weighted-Average Assumptions (Details) - Stock options	12 Months Ended
Nov. 30, 2021 $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest rate	0.80%
Expected volatility	32.90%
Expected dividend yield	2.60%
Expected life	5 years 9 months 18 days
Weighted-average fair value per grant (in dollars per share)	$ 7.43